Income Tax - Schedule of Provision for Income Taxes (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Income Tax [Abstract]
Tax at Israeli Statutory Rate	$ (2,642)
Tax at Israeli Statutory Rate, Percentage	(23.00%)
Changes in Valuation Allowances	$ 2,587
Changes in Valuation Allowances, Percentage	23.00%
Share-based payment awards	$ 230
Share-based payment awards, Percentage	2.00%
Other adjustments	$ (175)
Other adjustments, Percentage	(2.00%)
Effective Tax Rate
Effective Tax Rate, Percentage	0.00%